Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Preliminary Allocation of the Fair Value of the Valspar Acquisition
The preliminary and final allocation of the fair value of the Acquisition is summarized in the following table. The allocation of the fair value is based on the acquisition method of accounting and third-party valuation appraisals. The measurement period adjustments resulted from differences between the preliminary and final report of third-party valuation appraisals.

(millions of dollars)
	Preliminary Allocation (as reported at December 31, 2017)	Measurement Period Adjustments	Final Allocation (as reported at June 30, 2018)

Cash	$129.1		$129.1
Accounts receivable	817.5		817.5
Inventories	684.5	$(0.1)	684.4
Indefinite-lived trademarks	775.9	(161.6)	614.3
Finite-lived intangible assets	5,071.8	(148.9)	4,922.9
Goodwill	5,675.2	213.6	5,888.8
Property, plant and equipment	833.0	7.7	840.7
All other assets	231.1	4.0	235.1
Accounts payable	(553.2)		(553.2)
Long-term debt	(1,603.5)		(1,603.5)
Deferred taxes	(2,028.9)	113.0	(1,915.9)
All other liabilities	(1,093.1)	(27.7)	(1,120.8)
Total	$8,939.4	$—	$8,939.4
Total, net of cash	$8,810.3		$8,810.3